UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio

Annual Report

December 31, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Stock Index Portfolio

Overall, performance in the US equity markets was mixed for the year 2007. The first quarter was a bit of a roller coaster. Falling oil and better than expected earnings vaulted large cap indexes to 6 year highs and small cap to all time highs. Gains were quickly erased on renewed risk concerns. Second quarter showed positive returns resulting from strong M&A activity and solid retail sales. However, concerns about inflation and a focus on interest rates still lingered. The third quarter was largely mixed. Signs of credit issues and fears of a housing recession clearly weighed on the market. These concerns were mildly offset by a larger than expected rate cut (50bps) in September and a White House pledge to assist subprime borrowers. The final quarter of 2007 was the worst performing. The subprime contagion was viewed to be worse than expected, forcing large writedowns at financial institutions and costing the CEOs of Merrill Lynch and Citigroup their jobs. The Fed was once again paying close attention as they cut rates twice by 25bps during the period.

In 2007, the S&P 400 was the best performing market capitalization posting a respectable 6.69% return in simple price analysis. Large cap indexes outperformed small cap indexes for the second year in a row, with the S&P 500 return a positive 3.53% versus the S&P 600 which lost 1.22%. The Mid Cap index was lead by Energy posting a dramatic 41.26% return contributing 3.09% to positive performance. Record oil prices drove oil and gas explorer Denbury Resources Inc higher, up 114%. Financials, not surprising, was the worst performing sector. The subprime crisis dragged the sector down 15.35% subtracting 2.82% from the benchmark. In the S&P 500, Financials again contributed the most to the negative return. The sector lost 20.84% and took 4.64% from performance. Energy and Technology were the largest contributors to positive performance in 2007. Their combined return added 5.57% with Energy up 32.38 over the year contributing 3.22% and Technology up 15.53% contributing 2.35%. Oil and gas machinery maker National Oilwell Varco rose over 140% in 2007, and former tech darlings Amazon and Apple were both up over 130% resulting from strong earnings and new product development respectively.

	MAXIM STOCK INDEX	S&P 500	S&P 400 MIDCAP
	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00
1998	12,679.00	12,857.86	11,909.11
1999	15,180.57	15,563.41	13,662.25
2000	13,975.23	14,146.52	16,054.51
2001	12,349.91	12,465.91	15,958.18
2002	9,640.34	9,710.95	13,642.65
2003	12,379.16	12,496.52	18,501.94

2004	13,708.68	13,851.81	21,543.22
2005	14,396.86	14,533.81	24,257.58
2006	16,511.76	16,829.28	26,760.48
2007	17,360.46	17,753.88	28,895.70

Maxim Stock Index Portfolio

Total Return –

One Year:	5.14%
Five Year:	12.48%
Ten Year:	5.67%

Portfolio Inception:	2/25/1982

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Stock Index Portfolio, made at its inception, with the performance of the S&P 500 Index and S&P 400 MidCap Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Stock Index Portfolio (the “Portfolio”) one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Stock Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2008

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended
December 31, 2007 and 2006

Maxim Stock Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

ASSETS:
Investments in securities, market value (1)	$463,827,599
Cash	41,442
Collateral for securities loaned	257,231
Dividends receivable	648,650
Subscriptions receivable	638,161
Receivable for investments sold	105,256

Total assets	465,518,339

LIABILITIES:
Due to investment adviser	238,047
Payable upon return of securities loaned	257,231
Redemptions payable	469,786
Payable for investments purchased	219,276
Variation margin on futures contracts	16,050

Total liabilities	1,200,390

NET ASSETS	$464,317,949

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,138,517
Additional paid-in capital	349,037,763
Net unrealized appreciation on investments and futures contracts	120,716,772
Accumulated net realized loss on investments and futures contracts	(7,575,103)

NET ASSETS	$464,317,949

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$21.71

SHARES OF CAPITAL STOCK:
Authorized	300,000,000
Outstanding	21,385,169

(1) Cost of investments in securities:	$343,097,702

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
Interest	$119,203
Income from securities lending	38,941
Dividends	9,408,872

Total income	9,567,016

EXPENSES:
Management fees	2,977,175

NET INVESTMENT INCOME	6,589,841

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	29,065,525
Net realized gain on futures contracts	133,203
Change in net unrealized appreciation on investments	(9,663,483)
Change in net unrealized depreciation on futures contracts	4,435

Net realized and unrealized gain on investments and futures contracts	19,539,680

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,129,521

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	2007	2006

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$6,589,841	$6,598,042
Net realized gain on investments	29,065,525	35,044,983
Net realized gain on futures contracts	133,203	563,952
Change in net unrealized appreciation on investments	(9,663,483)	26,735,246
Change in net unrealized depreciation on futures contracts	4,435	30,640

Net increase in net assets resulting from operations	26,129,521	68,972,863

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,462,504)	(6,496,137)
From net realized gains	(32,761,440)	(33,190,228)

Total distributions	(39,223,944)	(39,686,365)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	66,518,908	52,664,533
Reinvestment of distributions	39,223,944	39,686,365
Redemptions of shares	(130,625,270)	(135,042,493)

Net decrease in net assets resulting from share transactions	(24,882,418)	(42,691,595)

Total decrease in net assets	(37,976,841)	(13,405,097)

NET ASSETS:
Beginning of period	502,294,790	515,699,887

End of period (1)	$464,317,949	$502,294,790

OTHER INFORMATION:

SHARES:
Sold	2,831,625	2,358,520
Issued in reinvestment of distributions	1,777,725	1,775,436
Redeemed	(5,562,537)	(6,044,982)

Net decrease	(953,187)	(1,911,026)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$22.49	$21.27	$22.10	$22.41	$19.25

Income from Investment Operations

Net investment income	0.31	0.30	0.28	0.33	0.26
Net realized and unrealized gain	0.84	2.79	0.83	2.05	5.11

Total Income From Investment Operations	1.15	3.09	1.11	2.38	5.37

Less Distributions

From net investment income	(0.31)	(0.30)	(0.28)	(0.33)	(0.26)
From net realized gains	(1.62)	(1.57)	(1.66)	(2.36)	(1.95)

Total Distributions	(1.93)	(1.87)	(1.94)	(2.69)	(2.21)

Net Asset Value, End of Period	$21.71	$22.49	$21.27	$22.10	$22.41

Total Return	5.14%	14.69%	5.02%	10.74%	28.41%

Net Assets, End of Period ($000)	$464,318	$502,295	$515,700	$565,148	$636,715

Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	1.33%	1.31%	1.24%	1.34%	1.15%

Portfolio Turnover Rate	7.70%	7.83%	8.19%	5.68%	30.66%

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2007

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact, if any, that the adoption of FAS 157 will have on its financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including and Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Portfolio adopted the provisions of FAS 159 on January 1, 2008. The adoption had no impact on the financial statements.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $177,200 for the year ended December 31, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $37,846,635 and $93,415,614, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2007, the U.S. Federal income tax cost basis was $354,401,573. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $149,024,629 and gross depreciation of securities in which there was an excess of tax cost over value of $39,598,603 resulting in net appreciation of $109,426,026.

5.	FUTURES CONTRACTS

As of December 31, 2007, the Portfolio had 2 open S&P MidCap 400 long and 6 open S&P 500 long futures contracts. The contracts expire in March 2008 and the Portfolio has recorded unrealized depreciation of $11,400 and $1,725, respectively, for a total unrealized depreciation of $13,125.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2007 the Portfolio had securities on loan valued at $246,426 and received collateral of $257,231 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

	2007	2006

Distributions paid from:
Ordinary income	$7,085,874	$6,965,720
Long-term capital gain	32,138,070	32,720,645

	$39,223,944	$39,686,365

          As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$139,586
Undistributed capital gains	3,576,057

Net accumulated earnings	3,715,643

Net unrealized appreciation on investments	109,426,026
Capital loss carryforwards	0
Post-October losses	0

Total distributable tax basis earnings	$113,141,669

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on corporate reorganizations. For the year ended December 31, 2007 the Portfolio reclassified $127,337 from undistributed net investment income to accumulated net realized loss on investments. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2007, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2007

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE — 2.70%
1,080	Alliant Techsystems Inc*	122,861
3,055	BE Aerospace Inc*	161,610
25,563	Boeing Co	2,235,740
1,360	DRS Technologies Inc	73,807
13,271	General Dynamics Corp	1,180,986
4,121	Goodrich Corp	290,984
24,632	Honeywell International Inc	1,516,592
4,151	L-3 Communications Holdings Inc	439,757
11,448	Lockheed Martin Corp	1,205,016
11,161	Northrop Grumman Corp	877,701
4,555	Precision Castparts Corp	631,779
14,158	Raytheon Co	859,391
5,375	Rockwell Collins Inc	386,839
32,606	United Technologies Corp	2,495,663
		$12,478,726

AGRICULTURE — 0.68%
21,205	Archer-Daniels-Midland Co	984,548
2,465	Corn Products International Inc	90,589
18,036	Monsanto Co	2,014,441
1,460	Scotts Co Class A	54,633
		$3,144,211

AIR FREIGHT — 0.88%
5,597	CH Robinson Worldwide Inc	302,910
7,028	Expeditors International of Washington Inc	314,011
10,203	FedEx Corp	909,802
1,915	Ryder System Inc	90,024
34,661	United Parcel Service Inc Class B	2,451,226
		$4,067,973

AIRLINES — 0.08%
3,020	AirTran Holdings Inc*	21,623
1,325	Alaska Air Group Inc*	33,138
5,945	JetBlue Airways Corp*	35,076
24,210	Southwest Airlines Co	295,362
		$385,199

AUTO PARTS & EQUIPMENT — 0.28%
2,390	ArvinMeritor Inc	28,035
3,827	BorgWarner Inc	185,265
4,765	Gentex Corp	84,674
7,910	Goodyear Tire & Rubber Co*	223,220
19,585	Johnson Controls Inc	705,843
2,543	Lear Corp*	70,339
1,065	Modine Manufacturing Co	17,583
		$1,314,959

AUTOMOBILES — 0.21%
69,595	Ford Motor Co*	468,374
18,665	General Motors Corp	464,572
1,140	Thor Industries Inc	43,331
		$976,277

BANKS — 4.34%
4,191	Associated Banc-Corp	113,534
18,120	BB&T Corp	555,740
146,385	Bank of America Corp (1)	6,039,845
1,616	Bank of Hawaii Corp	82,642
1,640	Cathay General Bancorp	43,444
1,334	City National Corp	79,440
5,190	Colonial BancGroup Inc	70,273
4,980	Comerica Inc	216,779
6,423	Commerce Bancorp Inc	244,973
1,927	Cullen/Frost Bankers Inc	97,622
17,568	Fifth Third Bancorp	441,484
830	First Community Bancorp	34,229
4,165	First Horizon National Corp ^^	75,595
2,650	FirstMerit Corp	53,027
12,067	Huntington Bancshares Inc	178,109
12,819	KeyCorp	300,606
2,465	M&T Bank Corp	201,070
8,487	Marshall & Ilsley Corp	224,736
20,897	National City Corp	343,965
11,528	PNC Financial Services Group	756,813
22,921	Regions Financial Corp	542,082
1,097	SVB Financial Group*	55,289
11,518	SunTrust Banks Inc	719,760
10,832	Synovus Financial Corp	260,835
3,593	TCF Financial Corp	64,422
56,948	US Bancorp	1,807,529
65,154	Wachovia Corp	2,477,807
28,648	Washington Mutual Inc	389,899
111,295	Wells Fargo & Co	3,359,996
970	Westamerica Bancorp	43,214
2,265	Wilmington Trust Corp	79,728
3,562	Zions Bancorp	166,310
		$20,120,797

BIOTECHNOLOGY — 1.66%
2,275	Affymetrix Inc*	52,644
35,873	Amgen Inc*	1,665,942
5,545	Applera Corp - Applied Biosystems Group	188,086
9,677	Biogen Idec Inc*	550,815
12,725	Celgene Corp*	588,022
2,210	Cephalon Inc*	158,590
2,243	Charles River Laboratories International Inc*	147,589
2,107	Covance Inc*	182,508
8,775	Genzyme Corp*	653,211
30,698	Gilead Sciences Inc	1,412,415
1,535	Invitrogen Corp*	143,384
10,648	Millennium Pharmaceuticals Inc*	159,507
1,800	Millipore Corp*	131,724
3,860	PDL BioPharma Inc*	67,627
3,906	PerkinElmer Inc	101,634
3,450	Pharmaceutical Product Development Inc	139,277
1,305	Techne Corp*	86,195
13,918	Thermo Fisher Scientific Inc*	802,790
985	Ventana Medical Systems Inc*	85,922
4,362	Vertex Pharmaceuticals Inc*	101,329
3,314	Waters Corp*	262,038
		$7,681,249

BROADCAST/MEDIA — 0.80%
22,591	CBS Corp	615,605
16,422	Clear Channel Communications Inc	566,887
101,356	Comcast Corp	1,850,761
23,675	DIRECTV Group Inc*	547,366
2,955	EW Scripps Co	133,005
865	Entercom Communications Corp ^^	11,842
		$3,725,466

BUILDING MATERIALS — 0.21%
1,382	Martin Marietta Materials Inc	183,253
12,162	Masco Corp	262,821
5,654	Trane Inc	264,098
3,567	Vulcan Materials Co	282,114
		$992,286

CHEMICALS — 1.53%
7,107	Air Products & Chemicals Inc	700,963
2,715	Airgas Inc	141,479
2,625	Albemarle Corp	108,281
1,848	Ashland Inc	87,651
1,585	CF Industries Holdings Inc	174,445
2,150	Cabot Corp	71,681
7,956	Chemtura Corp	62,057
1,390	Cytec Industries Inc	85,596
31,147	Dow Chemical Co	1,227,815
29,654	EI du Pont de Nemours & Co	1,307,445
2,675	Eastman Chemical Co	163,416
5,760	Ecolab Inc	294,970
2,496	FMC Corp	136,157
1,435	Ferro Corp	29,748
3,813	Hercules Inc	73,782
2,681	International Flavors & Fragrances Inc	129,037
2,265	Lubrizol Corp	122,672
637	Minerals Technologies Inc	42,647
2,446	Olin Corp	47,281
5,399	PPG Industries Inc	379,172
10,421	Praxair Inc	924,447
4,002	RPM Inc	81,241
4,133	Rohm & Haas Co	219,338
1,550	Sensient Technologies Corp	43,834
4,290	Sigma-Aldrich Corp	234,234
3,060	Terra Industries Inc*	146,146
3,314	Valspar Corp	74,698
		$7,110,233

COMMUNICATIONS - EQUIPMENT — 2.37%
13,078	3Com Corp*	59,113
3,874	ADC Telecommunications Inc*	60,241
1,925	ADTRAN Inc	41,157
1,645	Avocent Corp*	38,345
2,834	CIENA Corp*	96,668
200,099	Cisco Systems Inc (1)*	5,416,680
2,196	CommScope Inc*	108,065
51,972	Corning Inc	1,246,808
4,520	Harris Corp	283,314
7,237	JDS Uniphase Corp*	96,252
75,340	Motorola Inc	1,208,454
1,600	Plantronics Inc	41,600
2,990	Polycom Inc*	83,062
4,320	Powerwave Technologies Inc*	17,410
53,974	QUALCOMM Inc	2,123,877
14,481	Tellabs Inc*	94,706
		$11,015,752

COMPUTER HARDWARE & SYSTEMS — 4.23%
28,881	Apple Computer Inc (1)*	5,720,748
73,908	Dell Inc*	1,811,485
2,168	Diebold Inc	62,829
69,202	EMC Corp*	1,282,313
85,030	Hewlett-Packard Co	4,292,314
1,075	Imation Corp	22,575
45,450	International Business Machines Corp	4,913,145
3,121	Lexmark International Group Inc Class A*	108,798
5,965	NCR Corp*	149,722
11,349	Network Appliance Inc*	283,271
3,455	Palm Inc	21,905
4,511	QLogic Corp*	64,056
7,528	Sandisk Corp*	249,704
27,328	Sun Microsystems Inc*	495,457
5,970	Teradata Corp*	163,638
		$19,641,960

COMPUTER SOFTWARE & SERVICES — 5.76%
1,175	ACI Worldwide Inc*	22,372
9,607	Activision Inc*	285,328
2,346	Acxiom Corp	27,519
18,926	Adobe Systems Inc*	808,708
590	Advent Software*	31,919
5,480	Akamai Technologies Inc*	189,608
7,614	Autodesk Inc*	378,873
6,455	BMC Software Inc*	230,056
12,921	CA Inc	322,379
8,865	Cadence Design Systems Inc*	150,794
6,258	Citrix Systems Inc*	237,867
9,578	Cognizant Technology Solutions Corp	325,077
9,438	Compuware Corp*	83,809
1,332	Digital River Inc*	44,049
10,387	Electronic Arts Inc*	606,705
6,850	Expedia Inc*	216,597
2,800	F5 Networks Inc	79,856
1,660	Fair Isaac Co	53,369
4,900	Foundry Networks Inc*	85,848
2,270	Gartner Inc*	39,861
7,636	Google Inc (1)*	5,280,141
10,972	Intuit Inc*	346,825
2,597	Jack Henry & Associates Inc	63,211
17,200	Juniper Networks Inc*	571,040
3,320	MPS Group Inc*	36,321
1,745	Macrovision Corp*	31,986
5,254	McAfee Inc*	197,025
2,955	Mentor Graphics Corp*	31,855
265,362	Microsoft Corp (1)	9,446,887
11,535	Novell Inc*	79,245
130,059	Oracle Corp*	2,936,732
3,820	Parametric Technology Corp*	68,187
1,405	SRA International Inc*	41,377
2,954	Sybase Inc*	77,070
28,604	Symantec Corp*	461,669
4,776	Synopsys Inc*	123,842
11,467	Unisys Corp*	54,239
3,235	ValueClick Inc*	70,847
7,285	VeriSign Inc*	273,989
2,530	Wind River Systems*	22,593
44,075	Yahoo! Inc*	1,025,185
37,498	eBay Inc*	1,244,559
		$26,705,419

CONGLOMERATES — 3.39%
23,523	3M Co	1,983,459
2,045	Carlisle Cos Inc	75,726
333,322	General Electric Co (1)	12,356,247
1,305	Teleflex Inc	82,228
8,222	Textron Inc	586,229
16,318	Tyco International Ltd	647,009
		$15,730,898

CONTAINERS — 0.12%
3,313	Ball Corp	149,085
3,315	Bemis Co Inc	90,765
4,300	Pactiv Corp*	114,509
5,327	Sealed Air Corp	123,267
3,500	Temple-Inland Inc ð*	63,000
		$540,626

COSMETICS & PERSONAL CARE — 0.18%
2,762	Alberto-Culver Co	67,779
14,149	Avon Products Inc	559,310
3,754	Estee Lauder Cos	163,712
1,850	NBTY Inc*	50,690
		$841,491

DISTRIBUTORS — 0.30%
4,158	Fastenal Co	168,066
1,580	GATX Corp	57,954
5,540	Genuine Parts Co	256,502
1,570	MSC Industrial Direct Co Inc Class A	63,538
20,055	SYSCO Corp	625,917
2,485	United Rentals Inc*	45,625
2,225	WW Grainger Inc	194,732
		$1,412,334

ELECTRIC COMPANIES — 2.75%
5,485	Allegheny Energy Inc	348,901
3,636	Alliant Energy Corp	147,949
6,859	Ameren Corp	371,826
13,195	American Electric Power Co Inc	614,359
1,245	Black Hills Corp	54,905
10,594	CenterPoint Energy Inc	181,475
8,956	Consolidated Edison Inc	437,501
3,744	DPL Inc	111,010
5,398	DTE Energy Co	237,296
19,289	Dominion Resources Inc	915,263
10,746	Edison International	573,514
6,412	Entergy Corp	766,362
21,767	Exelon Corp	1,777,058
13,427	FPL Group Inc	908,605
10,054	FirstEnergy Corp	727,306
2,840	Great Plains Energy Inc	83,269
2,735	Hawaiian Electric Industries Inc	62,276
1,485	IDACORP Inc	52,302
2,517	Integrys Energy Group Inc	130,104
3,520	NSTAR	127,494
5,111	Northeast Utilities	160,025
3,026	OGE Energy Corp	109,814
11,678	PG&E Corp	503,205
2,530	PNM Resources Inc	54,269
12,275	PPL Corp	639,405
6,602	Pepco Holdings Inc	193,637
3,310	Pinnacle West Capital Corp	140,377
8,549	Progress Energy Inc	414,028
3,865	Puget Energy Inc	106,017
7,705	Sierra Pacific Resources	130,831
25,050	Southern Co	970,688
6,945	TECO Energy Inc	119,523
3,045	Westar Energy Inc	78,987
3,857	Wisconsin Energy Corp	187,874
13,848	Xcel Energy Inc	312,549
		$12,750,004

ELECTRONIC INSTRUMENTS & EQUIPMENT — 1.23%
12,749	Agilent Technologies Inc*	468,398
3,520	Ametek Inc	164,877
5,880	Amphenol Corp	272,656
4,050	Arrow Electronics Inc*	159,084
4,950	Avnet Inc*	173,102
5,940	Cooper Industries Inc	314,107
25,964	Emerson Electric Co	1,471,120
1,995	Harman International Industries Inc	147,051
1,910	Hubbell Inc Class B	98,556
4,835	Ingram Micro Inc*	87,223
6,861	Jabil Circuit Inc	104,767
2,765	KEMET Corp*	18,332
7,560	MEMC Electronic Materials Inc*	668,984
4,666	Molex Inc	127,382
1,890	National Instruments Corp	62,994
4,924	Rockwell Automation Inc	339,559
2,910	Roper Industries Inc	181,991
1,826	Tech Data Corp*	68,877
1,680	Thomas & Betts Corp*	82,387
16,398	Tyco Electronics Ltd	608,858
6,094	Vishay Intertechnology Inc*	69,533
		$5,689,838

ELECTRONICS - SEMICONDUCTOR — 2.55%
19,908	Advanced Micro Devices Inc*	149,310
11,073	Altera Corp	213,930
10,003	Analog Devices Inc	317,095
45,452	Applied Materials Inc	807,228
14,810	Atmel Corp*	63,979
15,514	Broadcom Corp Class A*	405,536
2,810	Cree Inc*	77,191
5,250	Cypress Semiconductor Corp*	189,158
4,101	Fairchild Semiconductor International Inc*	59,177
6,269	Integrated Device Technology Inc*	70,902
192,843	Intel Corp (1)	5,141,194
2,390	International Rectifier Corp*	81,188
4,314	Intersil Holding Corp	105,607
6,008	KLA-Tencor Corp	289,345
23,282	LSI Logic Corp ^^*	123,627
4,453	Lam Research Corp*	192,503
7,370	Linear Technology Corp	234,587
7,067	Microchip Technology Inc	222,045
25,079	Micron Technology Inc*	181,823
18,321	NVIDIA Corp	623,280
7,747	National Semiconductor Corp	175,392
3,831	Novellus Systems Inc*	105,621
9,560	RF Micro Devices Inc*	54,588
2,118	Semtech Corp*	32,871
1,815	Silicon Laboratories Inc*	67,935
5,725	Teradyne Inc*	59,197
46,115	Texas Instruments Inc	1,540,241
4,662	TriQuint Semiconductor Inc*	30,909
9,693	Xilinx Inc	211,986
		$11,827,445

ENGINEERING & CONSTRUCTION — 0.30%
1,350	Dycom Industries Inc*	35,978
2,917	Fluor Corp	425,065
1,162	Granite Construction Inc	42,041
3,985	Jacobs Engineering Group Inc	381,006
5,585	KBR Inc*	216,698
5,635	Quanta Services Inc*	147,862
2,635	URS Corp*	143,160
		$1,391,810

FINANCIAL SERVICES — 4.83%
6,320	American Capital Strategies Ltd	208,307
7,649	Ameriprise Financial Inc	421,536
2,690	Astoria Financial Corp	62,596
37,557	Bank of New York Mellon Corp	1,831,279
6,250	CIT Group Inc	150,188
1,807	CME Group Inc	1,239,602
164,658	Citigroup Inc (1)	4,847,532
19,082	Countrywide Financial Corp	170,593
4,077	Eaton Vance Corp	185,137
32,263	Fannie Mae	1,289,875
2,850	Federated Investors Inc Class B	117,306
5,335	Franklin Resources Inc	610,484
21,816	Freddie Mac	743,271
17,160	Hudson City Bancorp Inc	257,743
2,653	IndyMac Bancorp Inc	15,785
2,295	IntercontinentalExchange Inc*	441,788
110,787	JPMorgan Chase & Co	4,835,853
5,060	Janus Capital Group Inc	166,221
4,429	Legg Mason Inc	323,981
2,763	MGIC Investment Corp	61,974
7,073	Moody's Corp	252,506
8,740	NYSE Euronext	767,110
10,672	New York Community Bancorp Inc	187,614
6,314	Northern Trust Corp	483,526
2,871	PMI Group Inc	38,127
8,628	Principal Financial Group	593,952
2,661	Radian Group Inc	31,080
4,166	SEI Investments Co	134,020
11,886	Sovereign Bancorp Inc	135,500
12,737	State Street Corp	1,034,244
8,707	T Rowe Price Group Inc	530,082
2,753	Waddell & Reed Financial Class A	99,356
2,879	Washington Federal Inc	60,776
1,763	Webster Financial Corp	56,363
		$22,385,307

FOOD & BEVERAGES — 3.49%
24,202	Anheuser-Busch Co Inc	1,266,733
2,852	Brown-Forman Corp	211,362
7,336	Campbell Soup Co	262,115
65,551	Coca-Cola Co	4,022,865
9,437	Coca-Cola Enterprises Inc	245,645
16,067	ConAgra Foods Inc	382,234
6,393	Constellation Brands Inc*	151,131
4,338	Dean Foods Co	112,181
11,139	General Mills Inc	634,923
10,454	HJ Heinz Co	487,993
1,978	Hansen Natural Corp*	87,606
5,540	Hershey Co	218,276
2,388	Hormel Foods Corp	96,666
1,897	JM Smucker Co	97,582
8,704	Kellogg Co	456,351
51,030	Kraft Foods Inc	1,665,109
708	Lancaster Colony Corp	28,108
4,212	McCormick & Co Inc	159,677
4,505	Molson Coors Brewing Co Class B	232,548
4,571	Pepsi Bottling Group Inc	180,372
1,976	PepsiAmericas Inc	65,840
53,091	PepsiCo Inc	4,029,607
23,884	Sara Lee Corp	383,577
3,854	Smithfield Foods Inc*	111,458
888	Tootsie Roll Industries Inc	24,349
9,027	Tyson Foods Inc Class A	138,384
7,185	Wm Wrigley Jr Co	420,682
		$16,173,374

GOLD, METALS & MINING — 1.43%
27,974	Alcoa Inc	1,022,450
3,375	Allegheny Technologies Inc	291,600
4,719	Arch Coal Inc	212,025
5,985	CONSOL Energy Inc	428,047
1,621	Carpenter Technology Corp	121,851
1,380	Cleveland-Cliffs Inc	139,104
3,910	Commercial Metals Co	114,759
12,598	Freeport-McMoRan Copper & Gold Inc	1,290,539
14,901	Newmont Mining Corp	727,616
9,497	Nucor Corp	562,412
8,734	Peabody Energy Corp	538,364
2,145	Reliance Steel & Aluminum Co	116,259
5,621	Southwestern Energy Co*	313,202
3,185	Steel Dynamics Inc	189,730
2,885	Titanium Metals Corp	76,308
3,898	United States Steel Corp	471,307
2,166	Worthington Industries Inc ^^	38,728
		$6,654,301

HEALTH CARE RELATED — 2.58%
16,506	Aetna Inc	952,891
5,541	AmericsourceBergen Corp	248,625
1,440	Apria Healthcare Group Inc*	31,061
9,206	CIGNA Corp	494,638
11,928	Cardinal Health Inc	688,842
2,188	Cerner Corp*	123,403
3,150	Community Health Systems Inc*	116,109
5,111	Coventry Health Care Inc*	302,827
8,314	Express Scripts Inc Class A	606,922
8,003	Health Management Associates Inc Class A	47,858
3,634	Health Net Inc*	175,522
2,952	Henry Schein Inc*	181,253
4,137	Hologic Inc*	283,964
5,588	Humana Inc*	420,832
6,398	IMS Health Inc	147,410
985	Kindred Healthcare Inc*	24,605
1,780	Kinetic Concepts Inc*	95,337
3,800	Laboratory Corp of America Holdings*	287,014
1,915	LifePoint Hospitals Inc*	56,952
2,642	Lincare Holdings Inc*	92,893
9,546	McKesson Corp	625,358
8,821	Medco Health Solutions Inc	894,449
4,005	Omnicare Inc	91,354
4,609	Patterson Cos Inc*	156,476
1,810	Psychiatric Solutions Inc*	58,825
5,174	Quest Diagnostics Inc	273,705
15,635	Tenet Healthcare Corp*	79,426
42,617	UnitedHealth Group Inc	2,480,309
1,775	Universal Health Services Inc Class B	90,880
2,780	VCA Antech Inc*	122,959
1,375	WellCare Health Plans Inc*	58,314
18,847	WellPoint Inc*	1,653,447
		$11,964,460

HOMEBUILDING — 0.15%
4,008	Centex Corp	101,242
9,141	DR Horton Inc	120,387
1,210	Hovnanian Enterprises Inc ^^*	8,676
2,539	KB Home	54,842
4,596	Lennar Corp	82,222
1,150	MDC Holdings Inc	42,700
170	NVR Inc*	89,080
7,007	Pulte Homes Inc	73,854
1,385	Ryland Group Inc	38,157
4,185	Toll Brothers Inc*	83,951
		$695,111

HOTELS/MOTELS — 0.31%
14,408	Carnival Corp	641,012
10,309	Marriott International Inc Class A	352,362
6,569	Starwood Hotels & Resorts Worldwide Inc	289,233
5,865	Wyndham Worldwide Corp	138,179
		$1,420,786

HOUSEHOLD GOODS — 2.58%
1,830	American Greetings Corp	37,149
2,063	Black & Decker Corp	143,688
794	Blyth Industries Inc	17,420
2,175	Church & Dwight Co Inc	117,602
4,571	Clorox Co	297,892
16,812	Colgate-Palmolive Co	1,310,664
1,892	Energizer Holdings Inc*	212,150
5,040	Fortune Brands Inc	364,694
1,595	Furniture Brands International Inc	16,046
13,956	Kimberly-Clark Corp	967,709
5,606	Leggett & Platt Inc	97,769
1,828	Mohawk Industries Inc*	136,003
9,210	Newell Rubbermaid Inc	238,355
102,434	Procter & Gamble Co (1)	7,520,704
1,900	Snap-on Inc	91,656
2,711	Stanley Works	131,429
2,030	Tupperware Corp	67,051
2,551	Whirlpool Corp	208,238
		$11,976,219

INSURANCE RELATED — 4.19%
10,872	ACE Ltd	671,672
16,088	AFLAC Inc	1,007,591
18,821	Allstate Corp	983,021
3,345	Ambac Financial Group Inc	86,201
2,395	American Financial Group Inc	69,168
83,649	American International Group Inc	4,876,737
9,683	Aon Corp	461,782
3,097	Arthur J Gallagher & Co	74,916
3,150	Assurant Inc	210,735
3,759	Brown & Brown Inc	88,337
12,660	Chubb Corp	690,983
5,475	Cincinnati Financial Corp	216,482
1,425	Commerce Group Inc	51,272
2,086	Everest Re Group Ltd	209,434
7,110	Fidelity National Title Group Inc	103,877
3,020	First American Financial Corp	103,042
14,465	Genworth Financial Inc	368,134
3,790	HCC Insurance Holdings Inc	108,697
1,710	Hanover Insurance Group Inc	78,318
10,353	Hartford Financial Services Group Inc	902,678
1,425	Horace Mann Educators Corp	26,990
5,576	Leucadia National Corp	262,630
8,878	Lincoln National Corp	516,877
14,498	Loews Corp	729,829
4,141	MBIA Inc	77,147
17,155	Marsh & McLennan Cos Inc	454,093
1,175	Mercury General Corp	58,527
24,429	MetLife Inc	1,505,315
7,598	Old Republic International Corp	117,085
23,024	Progressive Corp	441,140
2,313	Protective Life Corp	94,879
14,975	Prudential Financial Inc	1,393,274
3,118	SAFECO Corp	173,610
1,635	StanCorp Financial Group Inc	82,371
3,041	Torchmark Corp	184,072
21,273	Travelers Cos Inc	1,144,487
1,707	Unitrin Inc	81,919
11,896	Unum Group	283,006
5,312	WR Berkley Corp	158,351
5,878	XL Capital Ltd Class A	295,722
		$19,444,401

INVESTMENT BANK/BROKERAGE FIRM — 1.88%
3,808	Bear Stearns Co Inc	336,056
30,895	Charles Schwab Corp	789,367
13,973	E*TRADE Financial Corp*	49,604
13,117	Goldman Sachs Group Inc	2,820,811
3,685	Jefferies Group Inc	84,939
17,484	Lehman Brothers Holdings Inc	1,144,153
28,234	Merrill Lynch & Co Inc	1,515,601
35,000	Morgan Stanley	1,858,850
3,125	Raymond James Financial Inc	102,063
		$8,701,444

LEISURE & ENTERTAINMENT — 1.83%
1,850	Boyd Gaming Corp	63,030
2,899	Brunswick Corp	49,428
2,185	Callaway Golf Co	38,085
7,963	Harley-Davidson Inc	371,952
6,189	Harrah's Entertainment Inc	549,274
4,847	Hasbro Inc	123,986
10,404	International Game Technology	457,048
1,020	International Speedway Corp Class A	42,004
1,110	Life Time Fitness Inc*	55,145
12,095	Mattel Inc	230,289
76,295	News Corp	1,563,285
119,214	Time Warner Inc	1,968,223
21,646	Viacom Inc*	950,692
62,781	Walt Disney Co	2,026,571
		$8,489,012

MACHINERY — 2.23%
3,023	AGCO Corp*	205,504
20,978	Caterpillar Inc	1,522,164
1,685	Crane Co	72,287
3,369	Cummins Inc	429,110
8,349	Danaher Corp	732,541
14,638	Deere & Co	1,363,091
2,353	Donaldson Co Inc	109,132
6,552	Dover Corp	301,982
4,835	Eaton Corp	468,753
1,578	Federal Signal Corp	17,705
1,884	Flowserve Corp	181,241
2,075	Graco Inc	77,315
2,780	Harsco Corp	178,115
2,685	IDEX Corp	97,009
5,979	ITT Corp	394,853
13,635	Illinois Tool Works Inc	730,018
8,983	Ingersoll-Rand Co	417,440
3,565	Joy Global	234,648
2,573	Kennametal Inc	97,414
1,423	Lincoln Electric Holdings Inc	101,289
4,280	Manitowoc Co Inc	208,992
1,115	Nordson Corp	64,625
2,450	Oshkosh Truck Corp	115,787
12,147	PACCAR Inc	661,769
4,044	Pall Corp	163,054
5,547	Parker-Hannifin Corp	417,745
3,280	Pentair Inc	114,177
1,729	SPX Corp	177,828
3,385	Terex Corp*	221,954
3,160	Timken Co	103,806
2,685	Trinity Industries Inc	74,536
1,605	Wabtec Corp	55,276
7,260	Western Digital Corp*	219,325
		$10,330,485

MANUFACTURING — 0.02%
1,025	Matthews International Corp Class A	48,042
965	Mine Safety Appliances Co	50,055
		$98,097

MEDICAL PRODUCTS — 1.88%
1,996	Advanced Medical Optics Inc*	48,962
20,911	Baxter International Inc	1,213,884
2,069	Beckman Coulter Inc	150,623
8,045	Becton Dickinson & Co	672,401
44,252	Boston Scientific Corp*	514,651
3,360	CR Bard Inc	318,528
16,423	Covidien Ltd	727,375
4,994	Dentsply International Inc	224,830
1,868	Edwards Lifesciences Corp*	85,909
1,775	Gen-Probe Inc*	111,701
2,045	Hillenbrand Industries Inc	113,968
5,194	Hospira Inc*	221,472
1,261	Intuitive Surgical Inc*	409,195
37,291	Medtronic Inc	1,874,619
2,550	ResMed Inc*	133,952
11,290	St Jude Medical Inc*	458,826
2,089	Steris Corp	60,247
7,853	Stryker Corp	586,776
1,007	Varian Inc*	65,757
4,128	Varian Medical Systems Inc*	215,316
7,741	Zimmer Holdings Inc*	512,067
		$8,721,059

OFFICE EQUIPMENT & SUPPLIES — 0.25%
3,511	Avery Dennison Corp	186,575
1,516	HNI Corp	53,151
2,011	Herman Miller Inc	65,136
7,154	Pitney Bowes Inc	272,138
30,488	Xerox Corp	493,601
2,240	Zebra Technologies Corp Class A*	77,728
		$1,148,329

OIL & GAS — 12.24%
15,382	Anadarko Petroleum Corp	1,010,444
10,923	Apache Corp	1,174,659
9,654	BJ Services Co	234,206
10,495	Baker Hughes Inc	851,145
1,110	Bill Barrett Corp*	46,476
7,220	Cameron International Corp	347,499
14,980	Chesapeake Energy Corp	587,216
69,643	Chevron Corp (1)	6,499,781
2,720	Cimarex Energy Co	115,682
52,756	ConocoPhillips	4,658,355
8,055	Denbury Resources Inc	239,636
14,678	Devon Energy Corp	1,305,021
4,778	ENSCO International Inc	284,864
8,115	EOG Resources	724,264
23,100	El Paso Corp	398,244
1,790	Encore Acquisition Co*	59,732
2,169	Exterran Holdings Inc*	177,424
180,203	Exxon Mobil Corp (1)	16,883,200
4,290	FMC Technologies Inc	243,243
2,871	Forest Oil Corp*	145,962
3,475	Frontier Oil Corp	141,016
4,189	Grant Prideco Inc*	232,531
29,060	Halliburton Co	1,101,665
3,415	Helmerich & Payne Inc	136,839
9,167	Hess Corp	924,584
23,428	Marathon Oil Corp	1,425,828
6,208	Murphy Oil Corp	526,687
9,337	Nabors Industries Ltd*	255,740
11,766	National-Oilwell Inc	864,330
4,320	Newfield Exploration Co*	227,664
8,840	Noble Corp	499,548
5,665	Noble Energy Inc	450,481
27,329	Occidental Petroleum Corp	2,104,060
952	Overseas Shipholding Group Inc	70,857
5,107	Patterson-UTI Energy Inc	99,689
3,941	Pioneer Natural Resources Co	192,478
3,720	Plains Exploration & Production Co*	200,880
5,505	Pride International Inc*	186,620
1,695	Quicksilver Resources Inc*	101,005
4,920	Range Resources Corp*	252,691
3,668	Rowan Cos Inc	144,739
39,445	Schlumberger Ltd	3,880,205
6,610	Smith International Inc	488,149
20,854	Spectra Energy Corp	538,450
3,878	Sunoco Inc	280,922
2,655	Superior Energy Services Inc*	91,385
4,520	Tesoro Corp	215,604
1,810	Tidewater Inc	99,297
10,492	Transocean Inc*	1,501,930
18,156	Valero Energy Corp	1,271,465
11,124	Weatherford International Ltd*	763,106
19,573	Williams Cos Inc	700,322
15,947	XTO Energy Inc	819,038
		$56,776,858

PAPER & FOREST PRODUCTS — 0.30%
14,118	International Paper Co	457,141
3,412	Louisiana-Pacific Corp	46,676
6,093	MeadWestvaco Corp	190,711
3,064	Packaging Corp of America	86,405
3,280	Sonoco Products Co	107,190
6,911	Weyerhaeuser Co	509,617
		$1,397,740

PERSONAL LOANS — 0.70%
3,765	AmeriCredit Corp*	48,154
38,571	American Express Co	2,006,463
12,890	Capital One Financial Corp	609,181
15,750	Discover Financial Services	237,510
17,053	SLM Corp	343,447
		$3,244,755

PHARMACEUTICALS — 5.87%
50,968	Abbott Laboratories	2,861,853
10,125	Allergan Inc	650,430
3,553	Barr Laboratories Inc*	188,664
65,252	Bristol-Myers Squibb Co	1,730,483
32,548	Eli Lilly & Co	1,737,738
4,421	Endo Pharmaceuticals Holdings Inc*	117,908
10,284	Forest Laboratories Inc*	374,852
94,388	Johnson & Johnson (1)	6,295,680
8,061	King Pharmaceuticals Inc*	82,545
1,855	Medicis Pharmaceutical Corp Class A	48,174
71,790	Merck & Co Inc	4,171,717
9,969	Mylan Laboratories Inc	140,164
1,113	Par Pharmaceutical Cos Inc*	26,712
2,560	Perrigo Co	89,626
225,259	Pfizer Inc (1)	5,120,137
53,422	Schering-Plough Corp	1,423,162
3,680	Sepracor Inc*	96,600
3,000	Valeant Pharmaceuticals International*	35,910
3,416	Watson Pharmaceuticals Inc*	92,710
44,166	Wyeth	1,951,696
		$27,236,761

PHOTOGRAPHY/IMAGING — 0.04%
9,496	Eastman Kodak Co	207,678
		$207,678

POLLUTION CONTROL — 0.21%
9,548	Allied Waste Industries Inc*	105,219
5,298	Republic Services Inc	166,092
2,865	Stericycle Inc	170,181
16,764	Waste Management Inc	547,680
		$989,172

PRINTING & PUBLISHING — 0.35%
2,899	Belo Corp Class A	50,559
1,716	Deluxe Corp	56,439
7,655	Gannett Co Inc	298,545
1,570	Getty Images Inc*	45,530
1,485	John Wiley & Sons Inc Class A	63,603
1,310	Lee Enterprises Inc	19,192
10,853	McGraw-Hill Cos Inc	475,470
745	Media General Inc Class A	15,831
1,251	Meredith Corp	68,780
4,742	New York Times Co	83,127
7,076	RR Donnelley & Sons Co	267,048
860	Scholastic Corp*	30,005
192	Washington Post Co Class B	151,955
		$1,626,084

RAILROADS — 0.70%
9,833	Burlington Northern Santa Fe Corp	818,401
13,864	CSX Corp	609,739
2,535	Kansas City Southern*	87,027
12,771	Norfolk Southern Corp	644,169
8,663	Union Pacific Corp	1,088,246
		$3,247,582

REAL ESTATE — 1.41%
3,265	AMB Property Corp REIT	187,933
1,055	Alexandria Real Estate Equities Inc REIT	107,262
3,152	Apartment Investment & Management Co REIT	109,469
2,599	Avalonbay Communities Inc REIT	244,670
1,675	BRE Properties Inc REIT	67,888
3,935	Boston Properties Inc REIT	361,272
6,525	CB Richard Ellis Group Inc*	140,614
1,830	Camden Property Trust REIT	88,115
1,230	Cousins Properties Inc REIT	27,183
4,050	Developers Diversified Realty Corp REIT	155,075
4,800	Duke Realty Corp REIT	125,184
1,218	Equity One Inc REIT	28,051
8,939	Equity Residential REIT	326,005
1,870	Federal Realty Investment Trust REIT	153,621
8,040	General Growth Properties Inc REIT	331,087
2,800	Health Care Inc REIT	125,132
1,885	Highwood Properties Inc REIT	55,381
3,093	Hospitality Properties Trust REIT	99,656
17,225	Host Hotels & Resorts Inc REIT	293,514
1,220	Jones Lang LaSalle Inc	86,815
8,335	Kimco Realty Corp REIT	303,394
3,019	Liberty Property Trust REIT	86,977
2,393	MacErich Co REIT	170,047
2,239	Mack-Cali Realty Corp REIT	76,126
3,065	Nationwide Health Properties Inc REIT	96,241
5,681	Plum Creek Timber Co Inc REIT	261,553
1,291	Potlatch Corp REIT	57,372
8,495	ProLogis Trust REIT	538,413
4,105	Public Storage Inc REIT	301,348
2,572	Rayonier Inc	121,501
3,330	Realty Income Corp	89,977
2,295	Regency Centers Corp REIT	148,005
7,358	Simon Property Group Inc REIT	639,116
4,425	UDR Inc REIT	87,836
4,422	Vornado Realty Trust REIT	388,915
2,497	Weingarten Realty Investors REIT	78,506
		$6,559,254

RESTAURANTS — 0.86%
1,090	Bob Evans Farms Inc	29,354
3,472	Brinker International Inc	67,912
782	CBRL Group Inc	25,329
2,348	Cheesecake Factory Inc*	55,671
1,085	Chipotle Mexican Grill Inc*	159,571
4,676	Darden Restaurants Inc	129,572
39,008	McDonald's Corp	2,297,961
1,702	Ruby Tuesday Inc	16,595
24,088	Starbucks Corp*	493,081
2,881	Wendy's International Inc	74,445
16,774	Yum! Brands Inc	641,941
		$3,991,432

RETAIL — 4.77%
1,547	99 Cents Only Stores*	12,314
2,844	Abercrombie & Fitch Co	227,435
3,300	Advance Auto Parts Inc	125,367
2,205	Aeropostale Inc	58,433
10,135	Amazon.com Inc*	938,906
7,055	American Eagle Outfitters Inc	146,532
2,020	AnnTaylor Stores Corp*	51,631
4,546	AutoNation Inc*	71,190
1,455	AutoZone Inc*	174,469
2,115	BJ's Wholesale Club Inc*	71,550
1,587	Barnes & Noble Inc	54,672
8,731	Bed Bath & Beyond Inc*	256,604
11,576	Best Buy Co Inc	609,476
2,977	Big Lots Inc*	47,602
1,935	Borders Group Inc	20,608
48,709	CVS Caremark Corp	1,936,183
7,188	CarMax Inc	141,963
3,845	Charming Shoppes Inc*	20,801
5,809	Chicos FAS Inc*	52,455
5,555	Circuit City Stores Inc	23,331
1,970	Coldwater Creek Inc*	13,179
2,160	Collective Brands Inc*	37,562
14,316	Costco Wholesale Corp	998,684
2,745	Dicks Sporting Goods Inc	76,201
1,883	Dillard's Inc	35,363
3,030	Dollar Tree Stores Inc*	78,538
4,632	Family Dollar Stores Inc	89,073
5,090	Foot Locker Inc	69,529
5,245	GameStop Corp	325,767
15,357	Gap Inc	326,797
1,805	Guess ? Inc	68,391
55,661	Home Depot Inc	1,499,507
6,080	IAC/InterActiveCorp*	163,674
7,310	JC Penney Co Inc	321,567
10,343	Kohl's Corp*	473,709
22,466	Kroger Co	600,067
10,245	Limited Brands Inc	193,938
48,236	Lowe's Cos Inc	1,091,098
14,281	Macy's Inc	369,449
1,580	Netflix Inc*	42,060
6,198	Nordstrom Inc	227,653
3,795	O'Reilly Automotive Inc*	123,072
9,001	Office Depot Inc*	125,204
2,485	OfficeMax Inc	51,340
2,330	Pacific Sunwear of California Inc*	32,876
4,241	Petsmart Inc	99,791
1,945	Polo Ralph Lauren Corp	120,182
4,323	RadioShack Corp	72,886
1,450	Regis Corp	40,542
2,205	Rent-A-Center Inc*	32,017
4,464	Ross Stores Inc	114,144
1,225	Ruddick Corp	42,471
6,974	SUPERVALU Inc	261,664
14,590	Safeway Inc	499,124
4,673	Saks Inc*	97,011
2,406	Sears Holding Corp*	245,532
3,439	Sherwin-Williams Co	199,600
23,319	Staples Inc	537,969
14,410	TJX Cos Inc	413,999
27,404	Target Corp	1,370,200
4,472	Tiffany & Co	205,846
3,720	Urban Outfitters Inc*	101,407
77,929	Wal-Mart Stores Inc	3,703,965
32,704	Walgreen Co	1,245,368
4,594	Whole Foods Market Inc	187,435
2,901	Williams-Sonoma Inc	75,136
		$22,142,109

SAVINGS & LOANS — 0.01%
3,475	First Niagara Financial Group Inc	41,839
		$41,839

SHOES — 0.18%
12,668	NIKE Inc Class B	813,792
1,635	Timberland Co Class A*	29,561
		$843,353

SPECIALIZED SERVICES — 1.58%
3,315	Affiliated Computer Services Inc Class A*	149,507
2,600	Alliance Data Systems Corp*	194,974
4,514	Apollo Group Inc*	316,657
17,353	Automatic Data Processing Inc	772,729
3,422	Avis Budget Group Inc*	44,486
1,600	Brink's Co	95,584
4,595	Broadridge Financial Solutions Inc	103,066
1,170	CSG Systems International Inc*	17,222
3,002	Career Education Corp*	75,470
2,357	ChoicePoint Inc*	85,842
4,453	Cintas Corp	149,710
5,739	Computer Sciences Corp*	283,908
4,295	Convergys Corp*	70,696
2,319	Copart Inc*	98,673
2,797	Corinthian Colleges Inc*	43,074
1,170	Corporate Executive Board Co	70,317
1,702	DST Systems Inc*	140,500
1,975	DeVry Inc	102,621
1,913	Dun & Bradstreet Corp	169,549
16,886	Electronic Data Systems Corp	350,047
4,348	Equifax Inc	158,093
5,630	Fidelity National Information Services Inc	234,152
5,428	Fiserv Inc*	301,200
2,600	Global Payments Inc	120,952
10,718	H&R Block Inc	199,033
1,578	Harte-Hanks Inc	27,299
970	ITT Educational Services Inc*	82,712
15,545	Interpublic Group of Cos Inc*	126,070
760	Kelly Services Inc Class A	14,182
1,535	Korn/Ferry International*	28,889
2,620	Lamar Advertising Co	125,943
2,672	Manpower Inc	152,037
2,824	Metavante Technologies Inc	65,856
2,725	MoneyGram International Inc	41,883
4,216	Monster Worldwide Inc*	136,598
1,505	Navigant Consulting Inc*	20,573
2,535	NeuStar Inc*	72,704
10,780	Omnicom Group Inc	512,373
11,000	Paychex Inc	398,420
5,309	Robert Half International Inc	143,555
1,400	Rollins Inc	26,880
2,145	Scientific Games Corp*	71,321
9,500	Service Corp International	133,475
2,195	Sotheby's	83,630
479	Strayer Education Inc	81,708
1,578	Valassis Communications Inc*	18,447
24,763	Western Union Co	601,246
		$7,313,863

TELEPHONE & TELECOMMUNICATIONS — 3.37%
200,031	AT&T Inc (1)	8,313,288
13,350	American Tower Corp*	568,710
3,638	CenturyTel Inc	150,831
8,180	Cincinnati Bell Inc*	38,855
10,808	Citizens Communications Co	137,586
5,041	Embarq Corp	249,681
51,786	Qwest Communications International Inc	363,020
93,802	Sprint Nextel Corp	1,231,620
3,506	Telephone & Data Systems Inc	219,476
95,327	Verizon Communications	4,164,837
15,736	Windstream Corp	204,883
		$15,642,787

TEXTILES — 0.19%
12,138	Coach Inc*	371,180
3,140	Hanesbrands Inc*	85,314
2,808	Jones Apparel Group Inc	44,900
3,278	Liz Claiborne Inc	66,707
1,864	Phillips-Van Heusen Corp	68,707
2,902	VF Corp	199,251
1,500	Warnaco Group Inc*	52,200
		$888,259

TOBACCO — 1.28%
69,471	Altria Group Inc (1)	5,250,618
5,643	Reynolds American Inc	372,212
5,168	UST Inc ^^	283,206
900	Universal Corp	46,098
		$5,952,134

TRANSPORTATION — 0.06%
1,410	Alexander & Baldwin Inc	72,841
1,487	Con-Way Inc	61,770
2,885	JB Hunt Transport Services Inc	79,482
1,487	Werner Enterprises Inc	25,324
1,865	YRC Worldwide Inc*	31,873
		$271,290

UTILITIES — 1.18%
22,069	AES Corp*	472,056
2,527	AGL Resources Inc	95,116
12,395	Aquila Inc*	46,233
7,420	CMS Energy Corp	128,960
5,962	Constellation Energy Group	611,284
41,588	Duke Energy Corp	838,830
16,350	Dynegy Inc Class A*	116,739
2,370	Energen Corp	152,225
5,220	Energy East Corp	142,036
4,012	Equitable Resources Inc	213,759
6,013	MDU Resources Group Inc	166,019
1,487	NICOR Inc	62,974
2,753	National Fuel Gas Co	128,510
9,039	NiSource Inc	170,747
3,421	ONEOK Inc	153,158
8,391	Public Service Enterprise Group Inc	824,332
5,700	Questar Corp	308,370
3,846	Scana Corp	162,109
8,624	Sempra Energy	533,653
2,521	Vectren Corp	73,134
1,629	WGL Holdings Inc	53,366
		$5,453,610

WATER — 0.02%
4,393	Aqua America Inc	93,132
		$93,132

TOTAL COMMON STOCK — 99.53%		$461,667,030
(Cost $340,937,133)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

1,765,000	Federal Home Loan Bank	1,764,846
	3.190% January 2, 2008
400,000	United States of America (1)	395,723
	4.240% April 3, 2008

TOTAL SHORT-TERM INVESTMENTS — 0.47%		$2,160,569
(Cost $2,160,569)

TOTAL MAXIM STOCK INDEX PORTFOLIO — 100%		$463,827,599
(Cost $343,097,702)

Legend

* Non-income Producing Security

ð Security is fair valued at December 31, 2007.

(1) Collateral or Segregated Assets for Futures

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at December 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 4.75%, to be repurchased on 01/02/08, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $246,032.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Stock Index Portfolio
December 31, 2007
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	30,384,005	6.55%
Consumer Products & Services	98,119,892	21.15%
Financial Services	80,455,958	17.36%
Health Care Related	55,603,529	11.99%
Industrial Products & Services	24,227,122	5.22%
Natural Resources	67,973,110	14.65%
Short Term Investments	2,160,569	0.47%
Technology	76,343,388	16.46%
Transportation	10,263,280	2.21%

Utilities	18,296,746	3.94%
	$ 463,827,599	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Stock Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning	Ending	Expenses Paid
Account Value	Account Value	During Period*

	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 979.19	$ 2.99

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,022.18	$ 3.06

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (64)	Director	December 14, 2007 to present	Attorney, Klapper Law Firm	31
Richard P. Koeppe (76)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (68)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS

Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
*William T. McCallum (65)	Director, Chairman and President	June 1, 2000 to present

Chairman, First Great-West Life & Annuity Insurance Company. Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (52)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations for The Canada Life Assurance Company, and the United States Operations for Crown Life Insurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (61)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations of The Canada Life Assurance Company and the United States Operations of Crown Life Insurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.

*Beverly A. Byrne (52)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Chief Legal Officer and Secretary, FASCore, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., One Orchard Equities, Inc. and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Richard P. Koeppe	$64,000	0	0	$64,000
Sanford Zisman	$64,000	0	0	$64,000

** As of December 31, 2007, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.            PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $278,850 for fiscal year 2006 and $296,425 for fiscal year 2007.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2006 and $37,500 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $147,360 for fiscal year 2006 and $128,905 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2006 equaled $436,000, and for fiscal year 2007 equaled $640,700.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 20, 2008